Sep. 30, 2017
First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED MAY 4, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018

1.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the sixth sentence in the second paragraph is deleted and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund and the First Investors Premium Income Fund, each of which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).

2.	In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the third sentence in the third paragraph is deleted and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Government Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Government Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Real Estate Fund, First Investors Covered Call Strategy Fund and First Investors Premium Income Fund.

3.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the paragraph under the heading “Call Options Risk” is deleted and replaced with the following:

Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, an Underlying Fund will lose money if the exercise price of an option is below the market price of the asset on which the option was written and the premium received by the Underlying Fund for writing the option is insufficient to make up for that loss.  The Underlying Fund will also give up the opportunity to benefit from potential increases in the value of an Underlying Fund asset above the option’s exercise price.  Nevertheless, the Underlying Fund will continue to bear the risk of declines in the value of the covered assets.  Writing call options may expose an Underlying Fund to significant additional costs.

4.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following is added as the last sentence in the first paragraph under the heading “Security Selection Risk:

Declines in certain stocks could detract from the returns of an Underlying Fund that sells covered call options even when the broad market is flat or increasing and the Underlying Fund’s call option writing strategy may make it difficult for the Underlying Fund to dispose of underperforming securities.

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Please retain this Supplement for future reference.

IEP5182